Other liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other liabilities.
Schedule of other liabilities

	As at
	June 30,	December 31,
(in EUR 000)	2026	2025
Holiday pay accrual	496	552
Salary	2,860	3,840
Accrued expenses	565	482
VAT Payable	289	246
Other	1,712	1,509
Total other liabilities	5,922	6,629